Supplement to the

Fidelity® Low-Priced Stock Fund and Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund,
Fidelity OTC Portfolio, and Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

October 9, 2009

Fidelity Real Estate Income Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

PSTSB-10-01 April 14, 2010 1.798487.111